PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.1%
Asset-Backed Securities 16.2%
Automobiles 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-03A, Class A, 144A	2.360%	03/20/26		1,000	$1,029,775
Chase Auto Credit Linked Notes,
Series 2020-01, Class R, 144A	33.784	01/25/28		800	803,194
Series 2020-02, Class F, 144A	5.763	02/25/28		700	701,007

Hertz Vehicle Financing II LP, Series 2018-01A, Class A, 144A	3.290	02/25/24		258	258,271
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A	2.950	03/25/22		250	249,875
Series 2019-02A, Class A, 144A	3.420	05/25/25		517	517,538
					3,559,660
Collateralized Loan Obligations 13.5%
AIG CLO Ltd., Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.287(c)	05/22/29		3,000	3,004,405
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,569,603
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.168(c)	01/20/32		7,000	6,963,326
Apres Static CLO Ltd. (Cayman Islands), Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.987(c)	04/15/28		9,130	9,147,066
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	297,483
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.549(c)	10/21/32		9,000	8,986,621
Bain Capital Euro CLO Ltd. (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	—(p)	01/24/33	EUR	10,000	11,935,657
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.597(c)	07/15/32		6,500	6,487,431
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.465(c)	01/24/29		2,750	2,743,213

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.303%(c)	05/17/31		11,250	$11,167,230

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.577(c)	10/15/32		2,000	1,997,030
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	1,000	1,190,569
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.568(c)	01/17/28		500	492,273
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.476(c)	04/22/30		5,945	5,916,611
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.468(c)	10/20/28		7,500	7,470,094
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.578(c)	10/20/32		7,000	6,986,087
Series 2020-12A, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.380(c)	07/20/31		7,500	7,520,370

Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.679(c)	07/20/31		14,250	14,344,091
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A2, 144A	1.450	05/22/32	EUR	1,500	1,780,905
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	595,838
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	1.888(c)	04/18/27		6,000	5,988,701
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.077(c)	04/15/29		2,000	1,960,746
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.788(c)	10/20/31		10,000	10,022,914
Hayfin Emerald CLO DAC (Ireland), Series 02A, Class B2, 144A	2.650	05/27/32	EUR	1,000	1,190,492

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.843%(c)	10/20/29		750	$739,252
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.168(c)	10/20/31		500	493,736
KKR CLO Ltd. (Cayman Islands), Series 30A, Class A2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.986(c)	10/17/31		11,750	11,736,791
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1J, 144A, 3 Month LIBOR + 2.170% (Cap N/A, Floor 2.170%)	2.402(c)	11/15/31		9,500	9,505,641
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.338(c)	07/19/28		3,095	3,080,219
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.874(c)	02/20/31		250	245,627
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.599(c)	10/23/32		9,250	9,202,384
Montmartre Euro CLO DAC (Ireland),
Series 2020-02A, Class B1, 144A, 3 Month EURIBOR + 2.250% (Cap N/A, Floor 2.250%)	2.250(c)	07/15/33	EUR	6,750	8,077,237
Series 2020-02A, Class B2, 144A	2.650	07/15/33	EUR	4,000	4,790,486
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.017(c)	07/15/31		500	490,722
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.237(c)	04/15/29		1,000	996,918

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.954(c)	09/01/31		5,000	5,012,517
OCP CLO Ltd. (Cayman Islands), Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.548(c)	07/20/32		5,000	4,992,579
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.118(c)	10/20/31		250	248,329
Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	3,500	4,178,983

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.607%(c)	07/15/32		7,000	$6,989,575
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455(c)	07/15/28		3,124	3,102,629
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.913(c)	05/07/31		500	493,798
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.311(c)	08/15/30		14,000	13,906,152
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,891,272
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	595,630

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.827(c)	01/15/31		1,750	1,725,789
Toro European CLO (Ireland), Series 7A, Class B2, 144A	—(p)	02/15/34	EUR	3,000	3,578,550
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.637(c)	07/15/27		250	245,004
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.168(c)	10/18/31		650	642,959
Series 2017-06A, Class B, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	2.065(c)	07/25/29		1,250	1,233,965

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.427(c)	07/15/31		500	479,579
					237,435,079
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,128
Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	1,031,022
Series 2020-02A, Class C, 144A	2.760	09/14/35		1,600	1,624,779
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24		1,312	1,333,731

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Oportun Funding IX LLC, (cont’d.)
Series 2018-B, Class B, 144A	4.500%	07/08/24		250	$252,370
Series 2018-B, Class D, 144A^	5.770	07/08/24		1,100	1,064,250
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24		2,654	2,701,063
Series 2018-C, Class C, 144A	5.520	10/08/24		500	504,133
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,110,822
Series 2019-A, Class D, 144A	6.220	08/08/25		1,300	1,246,897
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.000(c)	02/25/23		1,720	1,684,829
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.800(c)	08/25/25		1,300	1,259,133
					13,913,157
Other 0.8%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.500(c)	04/25/23		5,130	4,953,419
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.950(c)	06/25/24		10,600	10,046,124
					14,999,543
Residential Mortgage-Backed Securities 0.2%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58		526	527,938
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		268	272,571
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		380	381,330
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,095	1,101,038
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		193	195,270

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	692	755,742
					3,233,889

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans 0.7%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, IO, 144A	0.000%	10/25/48		1,661	$132,876
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.614(cc)	01/16/46		2,772	2,860,258
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		4,569	4,697,543

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.399(c)	11/29/24		2,519	2,488,363
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.899(c)	11/29/24		2,059	2,081,070
					12,260,110

Total Asset-Backed Securities (cost $282,648,468)					285,401,438
Bank Loans 2.6%
Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	11/06/24		1,650	1,639,275
Building Materials 1.0%
Clay Holdco BV (Netherlands), Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	10/30/26	EUR	3,500	4,188,544
Hestiafloor 2 SASU (France), Facility B, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)	4.250(c)	02/26/27	EUR	11,800	14,071,238
					18,259,782
Chemicals 0.2%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	1,301	1,534,446

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Chemicals (cont’d.)
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.233%(c)	06/26/25		988	$973,797
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.733(c)	06/26/26		600	582,000
					3,090,243
Commercial Services 0.3%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	10/01/25		4,600	4,564,782
Foods 0.2%
Froneri Finco SARL (United Kingdom), Second Lien Facility, 1 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	2,400	2,869,997
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		2,105	2,226,038
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24(d)		2,275	1,603,875
					3,829,913
Retail 0.2%
Stonegate Pub Co. Ltd., Second Lien Term Loan, 6 Month GBP LIBOR + 8.500%^	8.536(c)	03/03/28	GBP	3,600	4,079,439
Software 0.4%
Greeneden U.S. Holdings II LLC, Term Loan	—(p)	10/31/27		5,775	6,881,820

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.0%
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000%(c)	10/10/24	987	$937,592

Total Bank Loans (cost $45,127,721)				46,152,843
Commercial Mortgage-Backed Securities 11.1%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	4,900	4,546,101
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	5,000	4,471,314
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	83,198
Barclays Commercial Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	177,076
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	207,860
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.590(c)	03/15/37	450	410,551
Series 2019-C04, Class A4	2.661	08/15/52	12,000	13,001,167
Series 2019-C04, Class XB, IO	1.294(cc)	08/15/52	43,170	3,729,858
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.791(c)	10/15/36	4,984	4,865,207
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.641(c)	12/15/36	10,840	10,527,810

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	12,000	12,708,928
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36	3,700	3,715,429
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.906(c)	11/15/37	1,800	1,795,491
Commercial Mortgage Trust, Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,917,221
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.291(c)	05/15/36	5,000	4,943,866
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.791(c)	05/15/36	2,100	2,068,429
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.442(cc)	04/05/33	5,000	4,872,046
Series 2017-LSTK, Class E, 144A	3.442(cc)	04/05/33	250	240,560

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095%	04/15/51		500	$554,450
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.841(c)	05/15/35		93	92,116
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.141(c)	05/15/35		325	319,965
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36		250	254,519
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		250	240,156
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.496(cc)	03/25/26		1,129	70,098
Series K066, Class X1, IO	0.888(cc)	06/25/27		7,437	321,814
Series K103, Class X1, IO	0.756(cc)	11/25/29		150,005	7,567,988
Series KC02, Class X1, IO	0.505(cc)	03/25/24		87,817	975,680

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		175	170,586
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR06, Class A3	2.795	11/13/52		20,000	21,912,568
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		9,825	9,859,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559	08/15/49		500	532,997
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575(cc)	12/12/34		10,385	9,191,751
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		7,125	6,477,200
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		20,580	16,032,378
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36		297,065	537,985

Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	0.000	06/15/33		170,633	1,621
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.545(c)	01/23/29	GBP	450	591,171
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,550,758
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,909,950

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4	4.152%	08/15/51		9,000	$10,536,162

Total Commercial Mortgage-Backed Securities (cost $193,002,504)					194,983,637
Corporate Bonds 48.4%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	77,900
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,044,607
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,453,720

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.400	02/01/27		1,040	1,102,432
Rolls-Royce PLC (United Kingdom),
Gtd. Notes, 144A	4.625	02/16/26	EUR	700	895,440
Gtd. Notes, 144A	5.750	10/15/27(a)	GBP	1,700	2,459,579
					6,955,778
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30		1,100	1,224,250
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		3,150	3,189,375
					4,413,625
Airlines 0.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22(a)		1,070	1,086,454
Sr. Unsec’d. Notes	3.750	10/28/29(a)		1,720	1,605,964
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		695	807,152
Sr. Unsec’d. Notes	5.250	05/04/25		1,545	1,760,163

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700%	11/01/33		453	$430,386
					5,690,119
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25		835	888,536
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany), Gtd. Notes, 144A(h)	3.100	04/12/21		80	80,767
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		45	45,081
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22		2,080	2,107,489
Sr. Unsec’d. Notes	4.271	01/09/27		2,500	2,587,369
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		970	1,161,389
Sr. Unsec’d. Notes	5.150	04/01/38		1,250	1,491,360
Sr. Unsec’d. Notes	6.250	10/02/43		80	107,743
Sr. Unsec’d. Notes	6.800	10/01/27		1,810	2,327,589
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.900	02/26/25		3,900	4,134,144
Sr. Unsec’d. Notes	3.600	06/21/30(a)		1,365	1,522,269
					15,565,200
Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd.,
Gtd. Notes	3.500	08/15/24	EUR	200	236,184
Gtd. Notes, 144A	4.875	08/15/26		850	856,300

Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26		400	433,822
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25(a)		275	284,595
Gtd. Notes	6.250	03/15/26(a)		2,350	2,416,481
Gtd. Notes	6.500	04/01/27(a)		1,350	1,411,683
Gtd. Notes	6.875	07/01/28		1,500	1,590,191

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26(a)		1,700	$1,369,923
Dana Financing Luxembourg SARL,
Gtd. Notes, 144A	5.750	04/15/25		250	260,002
Gtd. Notes, 144A	6.500	06/01/26		1,175	1,234,518

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27(a)		3,015	3,206,748
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25(a)		1,285	1,333,495
					14,633,942
Banks 7.0%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	243,359
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		1,020	1,053,577
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21		1,793	1,801,756
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,554,901
Bank Mandiri Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750	04/11/24		475	506,188
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		110	123,338
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)		1,600	1,834,364
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)		5,800	6,085,764
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)		1,750	1,773,016
Sr. Unsec’d. Notes	2.592(ff)	04/29/31		2,820	3,000,861
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,676,573
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,114,983
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50		750	991,492
Sub. Notes, MTN	4.250	10/22/26		460	537,202
Sub. Notes, MTN	4.450	03/03/26		1,820	2,123,135
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	1,660	1,857,094
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	660	710,679

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932%(ff)	05/07/25	600	$651,948
Sr. Unsec’d. Notes	4.610(ff)	02/15/23(a)	775	810,936
Sr. Unsec’d. Notes	4.950	01/10/47(a)	1,220	1,638,177
Sub. Notes	4.836	05/09/28	1,270	1,441,526
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	400	473,375
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31(a)	2,020	2,189,697

CIT Group, Inc., Sub. Notes	6.125	03/09/28	150	184,420
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	975	1,014,434
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	7,301	7,449,970
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	9,756,272

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,245,400
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	1,795	1,825,418
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	208,548

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250	02/04/21	2,500	2,513,877
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24	2,020	2,018,361
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,199,026

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30(a)	3,275	3,483,039
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	305,482
Sr. Unsec’d. Notes	3.850	01/26/27	150	171,078
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,232,484

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	2,400	2,472,187
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973(ff)	05/22/30(a)	2,000	2,294,063
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	8,150	8,521,087
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.684(c)	–(rr)	61	60,593
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	1,934	1,982,033

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series R	6.000%(ff)	–(rr)		120	$126,685
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		95	107,736
Sr. Unsec’d. Notes	4.005(ff)	04/23/29		3,750	4,387,769
Sr. Unsec’d. Notes	4.452(ff)	12/05/29		2,925	3,548,301
Sub. Notes	2.956(ff)	05/13/31(a)		1,195	1,302,901

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24		200	219,037
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		3,780	4,369,006
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30(a)		5,500	6,681,899
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51		2,500	4,030,459
Sub. Notes, GMTN	4.350	09/08/26		2,000	2,346,646
Sub. Notes, MTN	3.950	04/23/27		1,750	2,014,660
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30		300	355,051
Sr. Unsec’d. Notes	4.519(ff)	06/25/24		1,300	1,416,749

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22		1,060	1,117,801
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24		280	302,678
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	–(rr)		710	742,069
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25		510	583,076
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22		2,240	2,397,050
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,150	3,433,869
					123,615,155
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49		1,320	1,896,740
Primo Water Corp., Gtd. Notes, 144A	3.875	10/31/28	EUR	3,400	4,154,245
					6,050,985

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.8%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450%	11/19/29	1,195	$1,303,946
Sr. Sec’d. Notes, 144A	7.375	06/05/27	560	627,549
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	175	185,214
Gtd. Notes, 144A	8.000	04/15/26	875	921,348

Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,100	1,175,346
Griffon Corp., Gtd. Notes	5.750	03/01/28(a)	1,625	1,721,821
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	895	954,181
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	600	703,237
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,202,899
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,955,297
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.250	01/15/29	1,020	1,066,766
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24(a)	1,660	1,714,299
Gtd. Notes, 144A	5.125	03/01/29	225	231,726
				14,763,629
Chemicals 2.9%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22	1,413	1,486,320
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23(a)	1,823	1,838,434
Braskem Idesa SAPI (Mexico), Sr. Sec’d. Notes, 144A	7.450	11/15/29	3,110	3,116,834
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	1,325	1,368,068
Gtd. Notes, 144A	4.500	01/31/30	2,160	2,180,685
Gtd. Notes, 144A	5.875	01/31/50(a)	325	329,449

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes	5.375%	03/15/44		1,600	$2,032,749
Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	118,665
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		1,675	1,742,231
Gtd. Notes	7.000	05/15/25(a)		875	905,572
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22		200	201,711
Gtd. Notes	4.125	03/14/21		850	853,603

Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	2,705	3,267,207
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250	11/15/41		220	287,828
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		1,390	1,526,493
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27(a)		1,500	1,614,184
Italmatch Chemicals SpA (Italy), Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	09/30/24	EUR	1,160	1,329,480
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49(a)		1,280	1,492,571
MEGlobal Canada ULC (Kuwait), Gtd. Notes, EMTN	5.875	05/18/30		1,400	1,709,190
Nouryon Holding BV (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	3,000	3,754,608
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,700	1,771,914
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	847,481
OCI NV (Netherlands), Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	3,500	4,274,131
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,460	5,500,406
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		850	878,703
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	903,124
Sr. Unsec’d. Notes	3.450	08/01/25		10	11,076

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000%	02/01/26	EUR	1,000	$1,208,007
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	800	973,256

Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28		285	305,376
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		2,125	1,699,955
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		235	243,004
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26(a)		325	337,258
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		430	454,714
					50,564,287
Commercial Services 2.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,232,275
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	747,399
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	123,971
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		750	791,250
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	647,807
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,676,470
Gtd. Notes	5.125	05/15/25	EUR	1,800	2,009,841

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		350	372,023
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	4,000	4,522,527
Sr. Sub. Notes	5.750	07/15/27(a)	EUR	2,900	3,449,769

PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29		1,790	1,987,199
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26		2,000	2,180,318

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Refinitiv US Holdings, Inc., (cont’d.)
Sr. Sec’d. Notes	4.500%	05/15/26	EUR	1,575	$1,970,741
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,000	1,286,860

Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30		465	476,848
Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000	07/30/26	EUR	950	1,187,208
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		500	522,710
Gtd. Notes	4.000	07/15/30		1,700	1,795,392
Gtd. Notes	5.250	01/15/30		4,100	4,579,914
					34,560,522
Computers 0.7%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	1,485	1,833,381
Sr. Unsec’d. Notes, 144A	9.750	09/01/26(a)		3,300	3,533,103

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25(a)		639	654,469
Genpact Luxembourg SARL, Gtd. Notes	3.375	12/01/24		3,175	3,466,472
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,595,166
					13,082,591
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25		1,000	1,044,694
Parts Europe SA (France), Sr. Sec’d. Notes, 144A	6.500	07/16/25	EUR	2,500	3,092,033
					4,136,727
Diversified Financial Services 1.5%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		2,930	3,239,517

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375%(ff)	–(rr)	3,000	$3,354,809
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30	350	410,401
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	1,500	1,552,181
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	1,740	1,811,012
Gtd. Notes, 144A	6.000	01/15/27	800	829,920
Gtd. Notes, 144A	9.125	07/15/26	3,445	3,700,510
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	1,750	1,910,169
Gtd. Notes	6.625	01/15/28	1,250	1,452,449

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	800	910,488
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30	6,525	7,263,259
				26,434,715
Electric 2.7%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	650	685,729
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30(a)	3,955	4,261,870
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,000	1,033,797
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,775	2,869,060
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,175	1,238,310
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	4,000	4,205,993

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	295	303,745
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	1,550	1,707,192
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	2,655	2,869,743
Jr. Sub. Notes, Series B	4.650(ff)	–(rr)	2,625	2,755,112

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950%	03/01/30		345	$379,198
Sr. Unsec’d. Notes, Series C	3.400	06/15/29		650	737,521
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	5.750	01/26/21		800	796,329
Sr. Unsec’d. Notes, 144A	5.750	01/26/21		2,040	2,030,639
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	2,135,087
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	2,096,995
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	572,837

FEL Energy VI SARL (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		3,095	3,256,857
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		825	817,157
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,345,497
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	680	788,663
PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30(a)		1,446	1,575,549
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	4.100	06/15/30		4,130	4,686,405
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		300	307,646
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		405	427,093
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	806,599
Sr. Sec’d. Notes, 144A	3.700	01/30/27(a)		3,105	3,399,552
					48,090,175
Electrical Components & Equipment 0.7%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	7,808	9,642,943
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25(a)		550	601,147
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,347,645
					11,591,735

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750%	02/15/31		665	$672,831
Energy-Alternate Sources 0.2%
Azure Power Energy Ltd. (India), Sr. Sec’d. Notes	5.500	11/03/22		2,560	2,637,368
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		710	722,654
					3,360,022
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27		1,250	1,396,923
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	676,423
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,250,285
					4,323,631
Entertainment 1.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		3,427	904,467
Sr. Sec’d. Notes, 144A	10.500	04/24/26		569	426,378

Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,565,112
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		3,000	3,014,145
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	300	204,008
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	917	1,125,299
Sr. Sec’d. Notes, 144A, Cash coupon 4.50% and PIK 7.12500%	11.625	11/01/23		1,200	656,288

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26(a)		2,800	2,902,470

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	2.375%	04/15/28	EUR	1,625	$1,866,564
Sr. Sec’d. Notes, 144A	6.500	02/15/25(a)		1,475	1,627,861

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	202,851
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A	5.750	06/15/26(a)		1,500	1,567,496
Motion Bondco DAC (United Kingdom), Sr. Sec’d. Notes	4.500	11/15/27(a)	EUR	700	811,119
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27(a)		1,400	1,456,697
Pinewood Finance Co. Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	700	948,322
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.000	05/15/28		300	312,493
Gtd. Notes, 144A	8.250	03/15/26		975	1,045,273
Gtd. Notes, 144A	8.625	07/01/25		500	540,055

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		3,000	3,231,246
					24,408,144
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29(a)		2,025	2,019,372
Gtd. Notes, 144A	4.875	02/15/30		700	765,590

Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	200	319,767
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes	5.750	06/15/25(a)		280	288,406
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		50	57,264
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	28,116
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		585	647,300
Gtd. Notes, 144A	4.875	10/01/49		1,317	1,484,271

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	05/15/28		450	$499,500
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500	11/30/24	EUR	3,820	4,678,679
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	118,911
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	76,985
Gtd. Notes, 144A	5.875	09/30/27		50	53,841

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48(a)		630	905,693
					11,943,695
Forest Products & Paper 0.2%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		2,230	2,662,405
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	219,866
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,481,684
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,906,974
					5,608,524
Healthcare-Products 0.3%
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	2,125	2,598,273
DH Europe Finance II SARL, Gtd. Notes	1.350	09/18/39	EUR	775	986,501
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	514,552
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	374,939
					4,474,265

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 1.2%
Anthem, Inc., Sr. Unsec’d. Notes(h)	3.125%	05/15/50(a)		1,150	$1,266,144
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	2,450	2,908,779
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		1,475	1,553,697
HCA, Inc.,
Gtd. Notes	3.500	09/01/30(a)		1,125	1,165,489
Gtd. Notes	5.375	02/01/25		300	335,700
Gtd. Notes	5.875	02/15/26		200	230,245

Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,233,788
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	500	601,673
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27(a)		675	722,501
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		1,750	1,923,145
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27(a)		500	547,449
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		2,450	2,484,141
Sr. Sec’d. Notes, 144A	4.625	06/15/28		305	315,053
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,257,528
Sr. Unsec’d. Notes	6.750	06/15/23(a)		2,750	2,953,885
Sr. Unsec’d. Notes	7.000	08/01/25		1,000	1,032,753
					20,531,970
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		300	308,232
Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25		1,125	1,172,000
Sr. Unsec’d. Notes, 144A	9.875	04/01/27		1,325	1,486,324

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27		175	$184,142
Gtd. Notes	6.750	03/15/25		500	520,000
Gtd. Notes	7.250	10/15/29		3,358	3,766,812
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,314,411
Gtd. Notes, 144A	6.250	09/15/27		275	290,535
KB Home,
Gtd. Notes	6.875	06/15/27		941	1,110,936
Gtd. Notes	7.500	09/15/22		100	110,047

M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		250	260,476
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30		1,575	1,660,763
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	305,437
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		400	452,943
Gtd. Notes, 144A	6.625	07/15/27		1,225	1,329,307
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		280	311,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	374,868
Gtd. Notes, 144A	5.875	04/15/23		150	158,448
					14,808,949
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	123,487
Insurance 0.4%
American International Group, Inc., Sr. Unsec’d. Notes(h)	4.500	07/16/44(a)		2,518	3,231,026
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50		2,000	2,530,651

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	$100,155
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50(a)		1,075	1,314,659
					7,176,491
Internet 0.7%
Adevinta ASA (France), Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	1,500	1,842,496
Prosus NV (China), Sr. Unsec’d. Notes, 144A	3.680	01/21/30		1,200	1,306,295
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	5,000	5,834,347
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,370,628
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,341,900
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	100	116,730
					11,812,396
Iron/Steel 0.5%
Metinvest BV (Ukraine), Sr. Unsec’d. Notes, 144A	7.650	10/01/27		355	371,847
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,619,475
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	3,150	3,731,147
Sr. Unsec’d. Notes, EMTN	2.750	03/08/21	EUR	1,500	1,789,291
					8,511,760
Lodging 0.9%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		2,170	2,276,387
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.250	09/01/24		2,775	2,804,498
Gtd. Notes, 144A	3.750	05/01/29		1,350	1,385,472

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	267,015

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Marriott International, Inc., Sr. Unsec’d. Notes	4.625%	06/15/30		920	$1,061,686
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,561,884
Gtd. Notes	5.500	04/15/27(a)		500	535,546
Gtd. Notes	6.750	05/01/25		2,500	2,683,284

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		200	219,763
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25(a)		850	857,560
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26(a)		1,600	1,618,757
					15,271,852
Machinery-Diversified 0.4%
Vertical Holdco GmbH (Germany), Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	2,200	2,821,090
Vertical Midco GmbH (Germany), Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	3,100	3,878,442
					6,699,532
Media 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,348,289
Sr. Unsec’d. Notes, 144A	4.500	05/01/32		3,800	4,012,789
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		3,775	4,125,275
Sr. Unsec’d. Notes, 144A	5.750	02/15/26		4,000	4,145,386
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	125,871
Sr. Sec’d. Notes	5.375	05/01/47		205	260,167
Sr. Sec’d. Notes	5.750	04/01/48		500	662,866
Sr. Sec’d. Notes	6.384	10/23/35		1,515	2,115,208
Sr. Sec’d. Notes	6.484	10/23/45		50	71,124

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24(a)		4,089	4,091,665
Comcast Corp., Gtd. Notes(h)	2.450	08/15/52		1,010	991,645

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	4.600%	08/15/47		2,000	$2,595,965
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27		1,300	1,370,406
Sr. Unsec’d. Notes, 144A	3.375	02/15/31(a)		1,480	1,438,548
Sr. Unsec’d. Notes, 144A	4.625	12/01/30(a)		1,475	1,509,256
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		5,940	3,406,713
Sr. Sec’d. Notes, 144A	5.375	08/15/26		1,000	774,813
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50(a)		850	1,033,250
Gtd. Notes	5.200	09/20/47(a)		645	818,925
Gtd. Notes	5.300	05/15/49(a)		2,220	2,879,191
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28		1,000	1,083,744
Gtd. Notes	7.750	07/01/26(a)		2,070	2,355,691
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27		2,150	2,284,011
Sr. Sec’d. Notes	6.375	05/01/26		700	741,915

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	2,005,441
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	984,171
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	718,396

Virgin Media Vendor Financing Notes III DAC (Ireland), Gtd. Notes, 144A	4.875	07/15/28	GBP	1,900	2,607,498
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	3.375	02/28/30	EUR	2,400	2,877,154
Ziggo BV (Netherlands), Sr. Sec’d. Notes	4.250	01/15/27	EUR	270	337,076
					53,772,449
Mining 0.3%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	2,129,439

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Newmont Corp., Gtd. Notes	2.800%	10/01/29	1,075	$1,178,620
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40	760	915,651
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22	200	202,544
				4,426,254
Miscellaneous Manufacturing 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	600	536,590
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	200	172,451
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	7,850	6,689,856
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	1,750	1,794,911
				9,193,808
Oil & Gas 4.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	2,700	2,751,217
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	151,883

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	2,950	1,947
Antero Resources Corp., Gtd. Notes	5.625	06/01/23	1,800	1,618,194
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	1,104	1,157,849
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	225	211,371

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	–(rr)	3,080	3,289,189
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27(a)	1,600	1,696,510
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,250	1,115,474
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,072,503

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	1,525	$1,612,191
Concho Resources, Inc., Gtd. Notes	4.300	08/15/28	1,900	2,251,900
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24(a)	2,282	2,307,353
Gtd. Notes	4.375	01/15/28(a)	600	597,132

Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	2,090	2,175,414
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	77,239
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26(d)	975	229,425
Gtd. Notes, 144A	7.375	05/15/24(d)	686	162,195
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	106,287
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	1,710	2,629,054

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	217,122
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	589	650,088
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	146,564
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	692,829

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29(a)	1,500	1,609,203
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	2,380	2,692,900
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27(a)	1,900	2,082,576
Sr. Sec’d. Notes, 144A	6.750	06/30/30	2,070	2,275,516
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	360	362,186
Gtd. Notes, 144A	7.125	02/01/27(a)	1,400	1,376,971

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	375	137,302
Newfield Exploration Co., Gtd. Notes	5.375	01/01/26	1,580	1,654,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093%	01/15/30		13	$14,267
Gtd. Notes	5.375	10/01/29	GBP	350	526,012
Gtd. Notes	5.750	02/01/29		25	28,886
Gtd. Notes	5.999	01/27/28		170	198,450
Gtd. Notes	6.625	01/16/34	GBP	730	1,154,349
Gtd. Notes	7.375	01/17/27		920	1,142,058
Gtd. Notes	8.750	05/23/26		5,740	7,477,441
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	3,245,242
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	588,424
Gtd. Notes	4.750	02/26/29	EUR	300	346,589
Gtd. Notes	6.350	02/12/48		276	231,274
Gtd. Notes	6.490	01/23/27		1,059	1,062,956
Gtd. Notes	6.500	03/13/27		6,410	6,430,456
Gtd. Notes	6.500	01/23/29		100	97,650
Gtd. Notes	6.625	06/15/35		400	368,930
Gtd. Notes	7.690	01/23/50		3,325	3,069,216
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	586,863
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,441,125
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	486,165
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,290	1,512,437
Gtd. Notes, MTN	4.625	09/21/23		370	376,008
Gtd. Notes, MTN	6.875	08/04/26		630	650,644
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		300	277,728
Gtd. Notes	5.000	03/15/23		1,196	1,167,563
Gtd. Notes, 144A	9.250	02/01/26(a)		4,500	4,672,168

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	428,159
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	218,463
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		200	201,751

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	7.250%	11/01/25		975	$388,356
Gtd. Notes, 144A	8.000	02/01/27		825	321,752
					77,822,966
Packaging & Containers 0.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.75%	5.000	06/30/27	EUR	2,327	2,822,157
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.75%	5.000	06/30/27	EUR	3,600	4,366,035

Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	160,058
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		64	64,821
					7,413,071
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		4,880	5,929,077
Sr. Unsec’d. Notes	4.550	03/15/35		1,375	1,743,725
Sr. Unsec’d. Notes	4.700	05/14/45		715	932,099
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,505,194

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	99,171
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		500	500,829
Gtd. Notes, 144A	5.000	02/15/29		775	780,589
Gtd. Notes, 144A	5.250	01/30/30		500	511,066
Gtd. Notes, 144A	5.250	02/15/31		925	935,011
Gtd. Notes, 144A	6.125	04/15/25		3,050	3,138,449
Gtd. Notes, 144A	6.250	02/15/29		1,250	1,324,632
Gtd. Notes, 144A	7.000	01/15/28		2,500	2,693,340
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		90	115,755
Sr. Unsec’d. Notes	4.350	11/15/47		45	61,095
Sr. Unsec’d. Notes	5.000	08/15/45		225	326,748

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cheplapharm Arzneimittel GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/28		825	$852,986
Cigna Corp.,
Gtd. Notes	3.400	03/01/27		40	44,973
Gtd. Notes	4.375	10/15/28		115	138,233

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		25	33,599
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	06/30/28		105	83,587
Sec’d. Notes, 144A	9.500	07/31/27		68	74,872

Mylan, Inc., Gtd. Notes	5.400	11/29/43		3,000	3,986,901
Nidda BondCo GmbH (Germany),
Gtd. Notes	5.000	09/30/25	EUR	1,900	2,286,172
Gtd. Notes, 144A	5.000	09/30/25	EUR	100	120,325

Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50		1,495	1,703,195
					29,921,623
Pipelines 0.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21		1,825	1,846,582
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50(a)		1,900	1,994,985
Gtd. Notes	5.300	04/15/47		5	5,251
Gtd. Notes	6.250	04/15/49		750	872,856
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)		2,900	2,669,665
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50		435	505,224
Gtd. Notes, Series D	4.875(ff)	08/16/77		400	370,249

ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	26,391
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29(a)		1,600	1,640,972
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		1,485	1,522,338
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	238,453

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	1,925	$1,825,281
Gtd. Notes, 144A	7.500	10/01/25	1,125	1,157,017

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	88,287
				14,763,551
Real Estate 0.3%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,618,980
Franshion Development Ltd. (China), Gtd. Notes	6.750	04/15/21	400	406,952
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,380,999
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	920	977,156
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	1,400	1,415,357
				5,799,444
Real Estate Investment Trusts (REITs) 1.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30(a)	1,590	1,805,610
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	2,000	2,283,651
Sr. Unsec’d. Notes	6.750	12/15/21	500	512,438

ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	1,500	1,537,314
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	764,673
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	505	544,089
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	75	78,946
Gtd. Notes, 144A	4.625	06/15/25	440	463,799

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875%	10/01/28		1,025	$1,082,656
Sr. Sec’d. Notes, 144A	7.500	06/01/25		1,500	1,622,627

Sabra Health Care LP, Gtd. Notes	4.800	06/01/24		230	244,886
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		3,000	3,201,524
VEREIT Operating Partnership LP, Gtd. Notes	3.400	01/15/28		5,290	5,737,986
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	357,821
Gtd. Notes, 144A	4.625	12/01/29		510	543,679
					20,781,699
Retail 2.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		3,400	3,395,795
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30(a)		1,880	2,267,229
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		2,900	2,979,640
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)		1,475	20,929
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28(a)		1,700	2,014,151
Dufry One BV (Switzerland), Gtd. Notes	2.000	02/15/27	EUR	8,642	9,721,763
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	1,100	1,286,374
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,300	2,810,060
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,169,431

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes (original cost $877,500; purchased 08/01/19)(f)	6.500	05/01/21		1,000	950,734
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $989,000; purchased 10/25/19 - 07/29/20)(f)	8.625	06/15/20(d)		2,600	416,391

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., (cont’d.)
Sr. Unsec’d. Notes (original cost $977,000; purchased 04/02/19 - 10/25/19)(f)	8.625%	06/15/20(d)		1,475	$214,977

Foodco Bondco SA (Spain), Sr. Sec’d. Notes	6.250	05/15/26	EUR	1,235	1,296,389
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25(a)		1,155	1,163,210
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		325	317,378

JSM Global SARL (Brazil), Gtd. Notes, 144A	4.750	10/20/30		2,425	2,564,339
L Brands, Inc., Gtd. Notes	5.625	10/15/23		200	213,392
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25(a)		4,675	4,794,674
Stonegate Pub Co. Financing 2019 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	3,000	4,100,535
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		375	381,781
Sr. Unsec’d. Notes	5.875	03/01/27		1,825	1,890,742
					43,969,914
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150	05/01/27		675	737,108
Gtd. Notes, 144A	3.400	05/01/30		875	988,281
					1,725,389
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50		25	26,840
Telecommunications 3.1%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000	02/15/28	EUR	300	338,237
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	1,127,457

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Altice France SA (France),
Sr. Sec’d. Notes	3.375%	01/15/28	EUR	1,650	$1,938,679
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	1,050,690
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	822,470
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		25	28,571
Sr. Unsec’d. Notes	4.500	03/09/48(a)		1,668	2,022,408
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		2,063	2,112,032
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		2,795	2,861,766
Sr. Unsec’d. Notes, 144A	3.650	09/15/59(a)		1,103	1,126,029

CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39(a)		1,905	2,240,121
Deutsche Telekom AG (Germany), Sr. Unsec’d. Notes, 144A	3.625	01/21/50(a)		1,440	1,674,363
Digicel Group 0.5 Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% / PIK 10.000%	10.000	04/01/24		1,050	832,345
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24		5,500	5,619,024
Sr. Sec’d. Notes, 144A	8.750	05/25/24		1,500	1,532,689

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	885,158
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		4,125	4,952,343
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $3,945,950; purchased 05/01/19 - 01/30/20)(f)	5.500	08/01/23(d)		4,585	3,094,418
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes (original cost $1,065,425; purchased 11/18/19 - 02/07/20)(f)	8.125	06/01/23(d)		1,895	84,722
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25(a)		1,350	1,294,213
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28		1,800	1,858,067
Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	3,248,264

Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31(a)		720	777,107
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22		220	226,079

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

PLT VII Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A	4.625%	01/05/26	EUR	1,700	$2,104,324
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	4,605,322
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		1,000	1,163,480
Gtd. Notes	7.875	09/15/23		1,000	1,154,012

Telefonica Emisiones SA (Spain), Gtd. Notes	4.895	03/06/48(a)		1,325	1,630,223
T-Mobile USA, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/40(a)		1,850	2,259,538
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21		450	453,314
					55,117,465
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		105	126,891
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		650	715,203
Union Pacific Corp., Sr. Unsec’d. Notes	3.750	02/05/70		825	980,175
					1,822,269

Total Corporate Bonds (cost $811,217,320)					850,370,549
Municipal Bonds 0.4%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33		2,525	2,573,833

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$758,086
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,780	1,957,858
				2,715,944
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Taxable, North Tarrant ExpressWay, Revenue Bonds, Series B	3.922	12/31/49	825	904,192

Total Municipal Bonds (cost $5,971,176)				6,193,969
Residential Mortgage-Backed Securities 8.4%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.750(c)	04/25/28	62	62,119
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.000(c)	10/25/28	169	169,207
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.600(c)	04/25/29	124	123,894
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.250(c)	07/25/29	505	504,084
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.750(c)	07/25/29	1,500	1,488,923
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.550(c)	10/25/29	942	941,125
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.150(c)	10/25/29	3,400	3,375,633
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.800(c)	06/25/30	1,939	1,945,277
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.550(c)	06/25/30	780	789,352
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.450(c)	08/26/30	815	817,037
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.350(c)	08/26/30	645	652,371

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.150%(c)	08/26/30	895	$908,262

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.278(cc)	09/15/21	9,923	9,844,561
CIM Trust,
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57	6,500	6,499,397
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	1,722	1,723,693
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.300(c)	09/25/31	4,701	4,671,564
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.250(c)	10/25/39	2,159	2,147,779
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.200(c)	01/25/40	3,300	3,261,293
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.850(c)	11/25/28	52	51,377
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.950(c)	04/25/29	90	89,810
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.150(c)	10/25/30	980	989,477
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.150(c)	10/25/30	480	487,370
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.650(c)	10/25/30	340	346,256
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.550(c)	05/25/30	657	652,721
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.300(c)	10/25/30	890	882,015

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	5,821	610,911
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,702,681
FHLMC Structured Agency Credit Risk REMICS Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.249(c)	06/25/50	615	634,305
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.149(c)	06/25/50	2,525	2,552,589
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.150(c)	08/25/50	4,190	4,415,389

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMICS Trust, (cont’d.)
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.900%(c)	08/25/50	2,160	$2,189,075
Series 2020-DNA05, Class B1, 144A, 30 Day Average Secured Overnight Financing Rate + 4.800% (Cap N/A, Floor 0.000%)	4.888(c)	10/25/50	630	648,470
Series 2020-DNA05, Class M2, 144A, 30 Day Average Secured Overnight Financing Rate + 2.800% (Cap N/A, Floor 0.000%)	2.888(c)	10/25/50	470	472,648
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.250(c)	03/25/50	280	280,796
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.750(c)	07/25/50	5,950	6,039,430
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.400(c)	09/25/50	1,080	1,117,804
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.300(c)	09/25/50	775	782,237

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.800(c)	01/25/49	89	88,114
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	9,747	9,777,260
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	8,624	9,091,458
Series 2019-137, Class IO	3.000	11/20/49	8,348	984,034
Series 2019-159, Class IJ, IO	3.500	12/20/49	1,564	231,669
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.750(c)	10/25/28	53	52,664
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.800(c)	05/25/29	138	136,427

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.900(c)	04/25/46	90	89,473
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	1,077	1,081,118
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	10,409	10,414,416
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	1,990	2,003,590
Series 2020-SL01, Class A, 144A	2.734	01/25/60	5,168	5,171,221

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.649(c)	04/01/24	992	987,902

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.748%(c)	12/11/21	18,520	$18,520,333
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)^	2.250(c)	09/23/21	8,090	8,090,000
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)^	3.500(c)	09/23/21	4,730	4,730,000

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.900(c)	01/25/48	241	241,627
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.350(c)	07/25/30	689	693,719
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.900(c)	07/25/30	1,700	1,722,666
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.300(c)	10/25/30	4,480	4,496,449
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.150(c)	10/25/30	2,380	2,406,333
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.750(c)	10/25/30	1,865	1,898,389

Total Residential Mortgage-Backed Securities (cost $146,827,388)				147,779,794
Sovereign Bonds 5.5%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23	4,000	4,017,454
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25	2,360	2,254,796
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30	10,281	4,036,428
Sr. Unsec’d. Notes	0.125(cc)	07/09/35	178	62,779
Sr. Unsec’d. Notes	0.125(cc)	01/09/38	1,892	750,858
Sr. Unsec’d. Notes	1.000	07/09/29	386	164,830

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	735	764,039
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28	2,824	3,008,109

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250%	01/26/23		690	$651,419
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,388,262
Sr. Unsec’d. Notes	7.500	05/06/21		167	170,623
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		3,370	3,514,369
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30		497	317,103
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/35		1,025	562,129
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		364	181,494
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30		132	59,023
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	03/26/27		400	420,180
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		2,720	2,737,072
Sr. Unsec’d. Notes, 144A	8.125	01/18/26		1,200	1,291,314
Hellenic Republic Government Bond (Greece),
Bonds	3.650(cc)	02/24/24	EUR	285	382,171
Bonds	3.650(cc)	02/24/25	EUR	925	1,272,652
Bonds	3.650(cc)	02/24/26	EUR	492	695,924
Bonds	3.650(cc)	02/24/27	EUR	79	114,418
Bonds	3.650(cc)	02/24/28	EUR	750	1,102,526
Bonds	3.650(cc)	02/24/29	EUR	216	325,166
Bonds	3.650(cc)	02/24/30	EUR	41	62,682
Bonds	3.650(cc)	02/24/31	EUR	158	245,634
Bonds	3.650(cc)	02/24/32	EUR	133	209,926
Bonds	3.650(cc)	02/24/33	EUR	210	338,035
Bonds	3.650(cc)	02/24/34	EUR	65	106,038
Bonds	3.650(cc)	02/24/35	EUR	230	378,721
Bonds	3.650(cc)	02/24/36	EUR	216	359,793
Bonds	3.650(cc)	02/24/37	EUR	335	565,573
Bonds	3.650(cc)	02/24/38	EUR	800	1,367,313
Bonds	3.650(cc)	02/24/39	EUR	1,060	1,826,620
Bonds	3.650(cc)	02/24/40	EUR	130	226,814
Bonds	3.900	01/30/33	EUR	1,000	1,630,365
Bonds	4.000	01/30/37	EUR	500	868,751

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	207,030

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	1,080	$1,302,059
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	167,476
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,076,306
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	544,515
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		694	637,601
Sr. Unsec’d. Notes	6.752	03/09/23		200	193,869
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	668,848

Israel Government International Bond (Israel), Sr. Unsec’d. Notes	4.500	04/03/20		1,380	1,829,475
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,186,996
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		988	988,327
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	208,479
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	215,646

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	858,364
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	697,719
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	231,041
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,716,144
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,544,312
Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	199,269

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	3,055,349
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	54,826
Sr. Unsec’d. Notes	10.875	01/26/21		313	115,464
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	54,541

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		640	914,962
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	1,061,153

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes	6.875%	09/27/23		810	$944,187
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,590	2,780,148
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	4,270,618
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	1,890	2,731,728
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	1,155,540
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	361,340
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	462,792
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	312,308

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	223,286
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,320,907
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		3,835	3,777,335
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875	07/25/22		650	474,518
Sr. Unsec’d. Notes, 144A	5.750	01/18/22		800	646,027

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,409,115
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		220	221,556
Turkiye Ihracat Kredi Bankasi (Turkey),
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	240,921
Sr. Unsec’d. Notes, EMTN	5.375	02/08/21		440	441,133
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		1,210	1,201,077
Sr. Unsec’d. Notes	7.750	09/01/21		700	725,383
Sr. Unsec’d. Notes	7.750	09/01/22		100	106,377
Sr. Unsec’d. Notes	7.750	09/01/24		430	469,719
Sr. Unsec’d. Notes	8.994	02/01/24		200	223,476
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	2,945,828
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		3,550	3,776,398
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	563,092
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	726,296
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		2,100	2,498,064

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%	04/20/55	500	$681,316

Total Sovereign Bonds (cost $93,390,928)				96,851,659
U.S. Government Agency Obligations 3.7%
Federal National Mortgage Assoc.	2.000	TBA	13,000	13,479,688
Federal National Mortgage Assoc.	2.000	TBA	22,500	23,373,798
Government National Mortgage Assoc.	2.500	TBA	9,000	9,481,355
Government National Mortgage Assoc.	3.000	12/20/49	17,758	18,528,922

Total U.S. Government Agency Obligations (cost $64,535,561)				64,863,763
U.S. Treasury Obligations 2.8%
U.S. Treasury Bonds	3.000	11/15/44	1,215	1,591,460
U.S. Treasury Bonds(k)	3.000	05/15/45	2,465	3,236,083
U.S. Treasury Bonds(k)	3.125	02/15/43	2,880	3,825,450
U.S. Treasury Bonds(k)	3.375	05/15/44	8,040	11,132,887
U.S. Treasury Bonds(k)	3.375	11/15/48	710	1,010,752
U.S. Treasury Bonds(k)	3.625	08/15/43	700	1,000,672
U.S. Treasury Bonds	3.625	02/15/44	1,305	1,870,228
U.S. Treasury Bonds(h)(k)	3.750	11/15/43	1,900	2,767,766
U.S. Treasury Notes(k)	2.125	05/15/25	9,055	9,777,278
U.S. Treasury Notes(k)	2.250	11/15/27	55	61,187
U.S. Treasury Notes(k)	2.375	08/15/24	280	302,006
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	383,086
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	218,945
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	1,185	920,041
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,200	926,766
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,870,479
U.S. Treasury Strips Coupon(h)(k)	2.340(s)	02/15/43	7,190	5,103,776
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,565,264
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,825,567

Total U.S. Treasury Obligations (cost $45,854,015)				49,389,693

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks 0.0%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	$14,578
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	110,351
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	14,648	62,547
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	196,439
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,232	4,955

Total Common Stocks (cost $280,878)		388,870

Total Long-Term Investments (cost $1,688,855,959)		1,742,376,215

Short-Term Investments 9.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	82,221,290	82,221,290
PGIM Institutional Money Market Fund (cost $89,246,220; includes $89,229,899 of cash collateral for securities on loan)(b)(w)	89,308,235	89,272,511

Total Short-Term Investments (cost $171,467,510)		171,493,801

TOTAL INVESTMENTS 108.9% (cost $1,860,323,469)		1,913,870,016
Liabilities in excess of other assets(z) (8.9)%		(156,387,118)

Net Assets 100.0%		$1,757,482,898

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SARL—Société à Responsabilité Limitée
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $27,959,426 and 1.59% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,272,445; cash collateral of $89,229,899 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,854,875. The aggregate value of $4,761,242 is 0.27% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement with is after the period end.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,725	5 Year U.S. Treasury Notes	Mar. 2021	$343,435,156	$445,685
312	10 Year U.S. Ultra Treasury Notes	Mar. 2021	49,023,000	129,397
786	20 Year U.S. Treasury Bonds	Mar. 2021	137,476,312	390,895
82	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	17,714,563	95,975
				1,061,952
Short Positions:
4,249	2 Year U.S. Treasury Notes	Mar. 2021	938,398,287	(427,726)
622	5 Year Euro-Bobl	Dec. 2020	100,460,396	(163,806)
262	10 Year Euro-Bund	Dec. 2020	54,770,304	(298,832)
1,302	10 Year U.S. Treasury Notes	Mar. 2021	179,899,788	(327,981)
312	Euro Schatz Index	Dec. 2020	41,803,905	(12,299)
				(1,230,644)
				$(168,692)
Forward foreign currency exchange contracts outstanding at November 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/20/21	Barclays Bank PLC	AUD	1,533	$1,087,384	$1,125,803	$38,419	$—
Expiring 01/20/21	BNP Paribas S.A.	AUD	1,611	1,188,000	1,183,476	—	(4,524)
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	AUD	4,717	3,487,000	3,464,631	—	(22,369)
Brazilian Real,
Expiring 12/02/20	Morgan Stanley & Co. International PLC	BRL	27,481	4,876,814	5,129,357	252,543	—
Expiring 01/05/21	JPMorgan Chase Bank, N.A.	BRL	3,652	681,318	681,284	—	(34)
British Pound,
Expiring 01/19/21	Citibank, N.A.	GBP	1,976	2,599,000	2,635,649	36,649	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	2,307	3,012,000	3,077,334	65,334	—
Canadian Dollar,
Expiring 01/20/21	BNP Paribas S.A.	CAD	4,486	3,417,000	3,455,640	38,640	—
Expiring 01/20/21	BNP Paribas S.A.	CAD	3,896	2,977,000	3,000,887	23,887	—
Expiring 01/20/21	BNP Paribas S.A.	CAD	2,681	2,070,000	2,065,443	—	(4,557)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/20/21	BNP Paribas S.A.	CAD	2,515	$1,913,000	$1,937,413	$24,413	$—
Expiring 01/20/21	Citibank, N.A.	CAD	3,044	2,340,000	2,344,913	4,913	—
Expiring 01/20/21	Citibank, N.A.	CAD	2,483	1,895,000	1,912,714	17,714	—
Expiring 01/20/21	HSBC Bank USA, N.A.	CAD	4,218	3,212,000	3,248,636	36,636	—
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	CAD	2,585	1,967,000	1,990,854	23,854	—
Chilean Peso,
Expiring 12/16/20	Citibank, N.A.	CLP	5,979,738	7,804,918	7,852,513	47,595	—
Expiring 12/16/20	Citibank, N.A.	CLP	1,152,920	1,494,000	1,513,999	19,999	—
Expiring 12/16/20	Citibank, N.A.	CLP	1,113,077	1,463,000	1,461,678	—	(1,322)
Expiring 12/16/20	Citibank, N.A.	CLP	895,230	1,171,000	1,175,604	4,604	—
Expiring 12/16/20	Citibank, N.A.	CLP	640,849	837,000	841,555	4,555	—
Chinese Renminbi,
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	121,232	17,999,746	18,317,836	318,090	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	15,247	2,308,000	2,303,779	—	(4,221)
Colombian Peso,
Expiring 12/16/20	Barclays Bank PLC	COP	8,423,118	2,239,000	2,340,529	101,529	—
Expiring 12/16/20	BNP Paribas S.A.	COP	8,103,876	2,117,000	2,251,821	134,821	—
Expiring 12/16/20	BNP Paribas S.A.	COP	4,654,300	1,220,000	1,293,289	73,289	—
Expiring 12/16/20	Citibank, N.A.	COP	8,017,044	2,084,000	2,227,693	143,693	—
Expiring 12/16/20	Goldman Sachs International	COP	3,913,195	1,016,000	1,087,358	71,358	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	COP	8,532,160	2,240,000	2,370,829	130,829	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	COP	7,591,215	1,963,000	2,109,369	146,369	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	COP	5,010,243	1,299,000	1,392,195	93,195	—
Czech Koruna,
Expiring 01/19/21	Barclays Bank PLC	CZK	49,149	2,185,000	2,235,217	50,217	—
Expiring 01/19/21	Barclays Bank PLC	CZK	48,523	2,116,000	2,206,723	90,723	—
Expiring 01/19/21	Barclays Bank PLC	CZK	34,085	1,490,000	1,550,129	60,129	—
Expiring 01/19/21	Barclays Bank PLC	CZK	32,446	1,412,000	1,475,602	63,602	—
Expiring 01/19/21	Citibank, N.A.	CZK	49,779	2,232,000	2,263,849	31,849	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	CZK	65,464	2,920,000	2,977,156	57,156	—
Euro,
Expiring 01/19/21	Barclays Bank PLC	EUR	1,263	1,496,000	1,508,752	12,752	—
Expiring 01/19/21	BNP Paribas S.A.	EUR	3,358	4,023,000	4,011,885	—	(11,115)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/19/21	Citibank, N.A.	EUR	2,162	$2,586,000	$2,582,558	$—	$(3,442)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	2,364	2,773,000	2,824,307	51,307	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	2,056	2,432,272	2,456,688	24,416	—
Hungarian Forint,
Expiring 01/19/21	Bank of America, N.A.	HUF	917,259	2,991,000	3,049,864	58,864	—
Expiring 01/19/21	Bank of America, N.A.	HUF	762,796	2,475,000	2,536,279	61,279	—
Expiring 01/19/21	Citibank, N.A.	HUF	381,649	1,261,000	1,268,972	7,972	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	HUF	275,309	911,000	915,395	4,395	—
Indian Rupee,
Expiring 12/16/20	BNP Paribas S.A.	INR	218,200	2,937,000	2,942,987	5,987	—
Expiring 12/16/20	BNP Paribas S.A.	INR	176,999	2,388,000	2,387,279	—	(721)
Expiring 12/16/20	Citibank, N.A.	INR	548,215	7,419,187	7,394,083	—	(25,104)
Expiring 12/16/20	Citibank, N.A.	INR	255,259	3,444,000	3,442,821	—	(1,179)
Expiring 12/16/20	Citibank, N.A.	INR	220,188	2,951,000	2,969,799	18,799	—
Expiring 12/16/20	Citibank, N.A.	INR	220,094	2,971,000	2,968,533	—	(2,467)
Expiring 12/16/20	Citibank, N.A.	INR	188,087	2,537,000	2,536,835	—	(165)
Expiring 12/16/20	Citibank, N.A.	INR	146,882	1,970,000	1,981,086	11,086	—
Expiring 12/16/20	Citibank, N.A.	INR	107,239	1,444,000	1,446,398	2,398	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	326,186	4,395,000	4,399,453	4,453	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	307,629	4,167,000	4,149,163	—	(17,837)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	223,903	3,025,000	3,019,905	—	(5,095)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	210,574	2,843,000	2,840,137	—	(2,863)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	178,595	2,387,000	2,408,816	21,816	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	153,514	2,068,000	2,070,528	2,528	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	INR	228,377	3,075,000	3,080,252	5,252	—
Expiring 12/16/20	UBS AG	INR	233,013	3,137,000	3,142,781	5,781	—
Expiring 03/17/21	Citibank, N.A.	INR	810,902	10,855,298	10,832,734	—	(22,564)
Expiring 03/17/21	Goldman Sachs International	INR	199,396	2,670,000	2,663,701	—	(6,299)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/16/20	Citibank, N.A.	IDR	44,261,618	$2,966,000	$3,120,009	$154,009	$—
Expiring 12/16/20	Citibank, N.A.	IDR	42,910,364	2,897,000	3,024,759	127,759	—
Expiring 12/16/20	Citibank, N.A.	IDR	31,022,813	2,072,000	2,186,803	114,803	—
Expiring 12/16/20	Goldman Sachs International	IDR	53,289,196	3,557,000	3,756,365	199,365	—
Expiring 12/16/20	HSBC Bank USA, N.A.	IDR	41,443,584	2,912,000	2,921,365	9,365	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	55,527,680	3,692,000	3,914,156	222,156	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	53,345,620	3,602,000	3,760,342	158,342	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	52,572,045	3,513,000	3,705,812	192,812	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	48,851,115	3,247,000	3,443,523	196,523	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	42,579,801	2,871,000	3,001,457	130,457	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	41,889,660	2,830,000	2,952,809	122,809	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	29,758,616	2,017,000	2,097,690	80,690	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	21,948,420	1,481,000	1,547,148	66,148	—
Israeli Shekel,
Expiring 12/16/20	Barclays Bank PLC	ILS	20,319	5,969,000	6,143,041	174,041	—
Expiring 12/16/20	Barclays Bank PLC	ILS	12,509	3,609,000	3,781,812	172,812	—
Expiring 12/16/20	Barclays Bank PLC	ILS	12,108	3,515,000	3,660,432	145,432	—
Expiring 12/16/20	Barclays Bank PLC	ILS	11,853	3,477,000	3,583,511	106,511	—
Expiring 12/16/20	Barclays Bank PLC	ILS	10,287	3,050,000	3,109,977	59,977	—
Expiring 12/16/20	Barclays Bank PLC	ILS	9,379	2,767,000	2,835,407	68,407	—
Expiring 12/16/20	Barclays Bank PLC	ILS	5,756	1,702,000	1,740,235	38,235	—
Expiring 12/16/20	Citibank, N.A.	ILS	12,670	3,777,000	3,830,468	53,468	—
Expiring 12/16/20	Citibank, N.A.	ILS	12,437	3,628,000	3,759,976	131,976	—
Expiring 12/16/20	Citibank, N.A.	ILS	11,948	3,443,000	3,612,121	169,121	—
Expiring 12/16/20	Citibank, N.A.	ILS	9,037	2,722,000	2,732,076	10,076	—
Expiring 12/16/20	Citibank, N.A.	ILS	7,463	2,210,000	2,256,318	46,318	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	26,378	7,768,445	7,974,709	206,264	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	9,894	2,865,000	2,991,221	126,221	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	5,204	$1,543,000	$1,573,347	$30,347	$—
Japanese Yen,
Expiring 01/19/21	BNP Paribas S.A.	JPY	333,768	3,203,000	3,200,361	—	(2,639)
Expiring 01/19/21	Citibank, N.A.	JPY	334,868	3,185,000	3,210,908	25,908	—
Expiring 01/19/21	HSBC Bank USA, N.A.	JPY	293,072	2,786,013	2,810,142	24,129	—
Mexican Peso,
Expiring 12/16/20	Citibank, N.A.	MXN	44,343	2,011,133	2,190,238	179,105	—
Expiring 12/16/20	Citibank, N.A.	MXN	15,325	713,000	756,956	43,956	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	40,268	1,896,000	1,988,953	92,953	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	24,021	1,128,000	1,186,457	58,457	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	19,585	891,000	967,344	76,344	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	18,947	871,000	935,832	64,832	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	17,474	819,000	863,072	44,072	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	16,857	792,000	832,615	40,615	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	15,833	736,000	782,048	46,048	—
New Taiwanese Dollar,
Expiring 12/16/20	Citibank, N.A.	TWD	83,738	2,958,000	2,934,251	—	(23,749)
Expiring 12/16/20	Credit Suisse International	TWD	169,018	5,937,000	5,922,536	—	(14,464)
Expiring 12/16/20	Credit Suisse International	TWD	65,936	2,335,000	2,310,444	—	(24,556)
Expiring 12/16/20	Goldman Sachs International	TWD	160,458	5,640,000	5,622,584	—	(17,416)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	199,073	6,925,000	6,975,685	50,685	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	119,615	4,217,000	4,191,418	—	(25,582)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	72,907	2,576,000	2,554,740	—	(21,260)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	66,943	2,370,000	2,345,740	—	(24,260)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	64,920	$2,291,000	$2,274,854	$—	$(16,146)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	TWD	85,237	2,988,000	2,986,762	—	(1,238)
Expiring 12/16/20	UBS AG	TWD	999,603	34,374,258	35,026,948	652,690	—
New Zealand Dollar,
Expiring 01/20/21	BNP Paribas S.A.	NZD	1,733	1,218,000	1,215,211	—	(2,789)
Expiring 01/20/21	Citibank, N.A.	NZD	2,748	1,874,000	1,927,147	53,147	—
Expiring 01/20/21	Citibank, N.A.	NZD	1,836	1,233,000	1,287,433	54,433	—
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	NZD	2,139	1,505,000	1,500,328	—	(4,672)
Norwegian Krone,
Expiring 01/19/21	Barclays Bank PLC	NOK	14,218	1,553,000	1,598,602	45,602	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	23,760	2,589,000	2,671,519	82,519	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	16,554	1,866,000	1,861,321	—	(4,679)
Expiring 01/19/21	BNP Paribas S.A.	NOK	16,105	1,762,000	1,810,786	48,786	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	12,777	1,387,000	1,436,605	49,605	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	9,330	1,060,000	1,049,010	—	(10,990)
Expiring 01/19/21	Citibank, N.A.	NOK	23,702	2,559,000	2,664,973	105,973	—
Expiring 01/19/21	HSBC Bank USA, N.A.	NOK	17,707	1,926,000	1,990,968	64,968	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	24,282	2,549,000	2,730,215	181,215	—
Peruvian Nuevo Sol,
Expiring 12/16/20	BNP Paribas S.A.	PEN	8,641	2,432,000	2,395,940	—	(36,060)
Expiring 12/16/20	Citibank, N.A.	PEN	10,975	3,076,000	3,043,048	—	(32,952)
Expiring 12/16/20	Citibank, N.A.	PEN	8,602	2,393,000	2,385,054	—	(7,946)
Expiring 12/16/20	Citibank, N.A.	PEN	8,459	2,376,000	2,345,382	—	(30,618)
Expiring 12/16/20	Citibank, N.A.	PEN	7,282	2,057,000	2,019,085	—	(37,915)
Expiring 12/16/20	Citibank, N.A.	PEN	7,194	2,017,000	1,994,755	—	(22,245)
Expiring 12/16/20	Citibank, N.A.	PEN	6,955	1,965,000	1,928,399	—	(36,601)
Philippine Peso,
Expiring 12/16/20	Citibank, N.A.	PHP	263,207	5,408,000	5,464,702	56,702	—
Expiring 12/16/20	Goldman Sachs International	PHP	171,869	3,545,000	3,568,332	23,332	—
Expiring 12/16/20	Goldman Sachs International	PHP	167,170	3,420,000	3,470,769	50,769	—
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	295,490	6,059,000	6,134,956	75,956	—
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	208,503	4,320,000	4,328,933	8,933	—
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	182,113	3,723,720	3,781,031	57,311	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	168,136	$3,437,280	$3,490,832	$53,552	$—
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	151,867	3,141,000	3,153,064	12,064	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	209,996	4,290,000	4,359,919	69,919	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	143,126	2,968,000	2,971,580	3,580	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	142,946	2,972,000	2,967,835	—	(4,165)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	129,418	2,661,000	2,686,966	25,966	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	101,325	2,080,000	2,103,709	23,709	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	87,410	1,792,000	1,814,807	22,807	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PHP	139,309	2,891,000	2,892,321	1,321	—
Polish Zloty,
Expiring 01/19/21	Bank of America, N.A.	PLN	8,424	2,228,000	2,245,398	17,398	—
Expiring 01/19/21	Bank of America, N.A.	PLN	8,364	2,193,000	2,229,256	36,256	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	8,222	2,127,000	2,191,415	64,415	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	2,133	560,381	568,529	8,148	—
Russian Ruble,
Expiring 12/16/20	Barclays Bank PLC	RUB	174,453	2,269,000	2,280,468	11,468	—
Expiring 12/16/20	Barclays Bank PLC	RUB	170,435	2,186,000	2,227,945	41,945	—
Expiring 12/16/20	Barclays Bank PLC	RUB	167,638	2,178,000	2,191,380	13,380	—
Expiring 12/16/20	Barclays Bank PLC	RUB	108,272	1,417,000	1,415,343	—	(1,657)
Expiring 12/16/20	Barclays Bank PLC	RUB	65,650	857,000	858,190	1,190	—
Expiring 12/16/20	Citibank, N.A.	RUB	170,215	2,235,000	2,225,068	—	(9,932)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	RUB	109,633	1,439,000	1,433,131	—	(5,869)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	RUB	68,590	906,000	896,621	—	(9,379)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	RUB	61,844	806,000	808,430	2,430	—
Singapore Dollar,
Expiring 12/16/20	Goldman Sachs International	SGD	5,304	3,945,000	3,954,670	9,670	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	28,436	$20,832,942	$21,202,836	$369,894	$—
South African Rand,
Expiring 12/17/20	Barclays Bank PLC	ZAR	22,236	1,348,000	1,432,510	84,510	—
Expiring 12/17/20	Citibank, N.A.	ZAR	13,936	844,000	897,800	53,800	—
Expiring 12/17/20	Goldman Sachs International	ZAR	7,108	424,062	457,895	33,833	—
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	ZAR	40,765	2,568,000	2,626,192	58,192	—
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	ZAR	15,938	943,000	1,026,777	83,777	—
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	ZAR	11,941	727,000	769,248	42,248	—
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	ZAR	11,099	661,000	715,006	54,006	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	33,525	1,977,437	2,159,777	182,340	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	30,800	1,886,000	1,984,203	98,203	—
South Korean Won,
Expiring 12/16/20	BNP Paribas S.A.	KRW	9,194,910	7,751,633	8,294,164	542,531	—
Expiring 12/16/20	BNP Paribas S.A.	KRW	4,133,205	3,553,000	3,728,310	175,310	—
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	3,362,835	3,011,000	3,033,407	22,407	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	7,956,909	6,690,571	7,177,440	486,869	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	3,792,389	3,263,000	3,420,881	157,881	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	2,453,132	2,195,000	2,212,820	17,820	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	2,111,501	1,809,000	1,904,655	95,655	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	KRW	3,346,545	2,855,000	3,018,713	163,713	—
Swedish Krona,
Expiring 01/19/21	BNP Paribas S.A.	SEK	22,312	2,540,000	2,604,345	64,345	—
Expiring 01/19/21	BNP Paribas S.A.	SEK	16,903	1,947,000	1,972,934	25,934	—
Expiring 01/19/21	BNP Paribas S.A.	SEK	4,073	462,264	475,429	13,165	—
Expiring 01/19/21	Citibank, N.A.	SEK	27,838	3,240,000	3,249,302	9,302	—
Expiring 01/19/21	Citibank, N.A.	SEK	16,744	1,921,000	1,954,407	33,407	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 01/19/21	BNP Paribas S.A.	CHF	2,358	$2,585,000	$2,599,227	$14,227	$—
Expiring 01/19/21	Citibank, N.A.	CHF	2,892	3,174,000	3,188,501	14,501	—
Expiring 01/19/21	Citibank, N.A.	CHF	1,469	1,607,000	1,619,813	12,813	—
Expiring 01/19/21	HSBC Bank USA, N.A.	CHF	1,628	1,790,000	1,794,839	4,839	—
Thai Baht,
Expiring 12/16/20	Citibank, N.A.	THB	442,138	14,017,893	14,614,483	596,590	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	302,623	9,619,279	10,002,913	383,634	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	282,749	8,990,445	9,346,029	355,584	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	257,454	8,191,350	8,509,913	318,563	—
Turkish Lira,
Expiring 12/16/20	Barclays Bank PLC	TRY	35,210	4,179,000	4,476,448	297,448	—
Expiring 12/16/20	Barclays Bank PLC	TRY	32,120	3,976,000	4,083,543	107,543	—
Expiring 12/16/20	Barclays Bank PLC	TRY	24,810	2,893,000	3,154,158	261,158	—
Expiring 12/16/20	Barclays Bank PLC	TRY	24,461	2,885,000	3,109,821	224,821	—
Expiring 12/16/20	Barclays Bank PLC	TRY	17,894	2,222,000	2,275,010	53,010	—
Expiring 12/16/20	Barclays Bank PLC	TRY	15,658	1,906,000	1,990,626	84,626	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TRY	43,442	5,080,000	5,523,032	443,032	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TRY	18,608	2,168,000	2,365,695	197,695	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	TRY	17,320	2,136,000	2,201,949	65,949	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	24,663	3,034,479	3,027,572	—	(6,907)
				$636,665,522	$650,996,529	14,903,571	(572,564)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/20/21	Barclays Bank PLC	AUD	2,747	$1,948,000	$2,017,765	$—	$(69,765)
Expiring 01/20/21	BNP Paribas S.A.	AUD	2,837	1,993,000	2,083,456	—	(90,456)
Expiring 01/20/21	BNP Paribas S.A.	AUD	2,478	1,806,000	1,819,810	—	(13,810)
Expiring 01/20/21	Citibank, N.A.	AUD	3,649	2,585,000	2,680,046	—	(95,046)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	BRL	7,091	$1,254,000	$1,323,518	$—	$(69,518)
Expiring 12/02/20	JPMorgan Chase Bank, N.A.	BRL	3,652	681,815	681,604	211	—
Expiring 12/02/20	Morgan Stanley & Co. International PLC	BRL	8,420	1,451,000	1,571,622	—	(120,622)
Expiring 12/02/20	Morgan Stanley & Co. International PLC	BRL	8,318	1,439,000	1,552,613	—	(113,613)
British Pound,
Expiring 01/19/21	Bank of America, N.A.	GBP	1,631	2,118,722	2,175,986	—	(57,264)
Expiring 01/19/21	Barclays Bank PLC	GBP	1,983	2,622,000	2,646,124	—	(24,124)
Expiring 01/19/21	BNP Paribas S.A.	GBP	6,547	8,747,000	8,734,911	12,089	—
Expiring 01/19/21	Citibank, N.A.	GBP	1,528	1,970,000	2,038,707	—	(68,707)
Expiring 01/19/21	Citibank, N.A.	GBP	1,466	1,949,000	1,955,799	—	(6,799)
Expiring 01/19/21	HSBC Bank USA, N.A.	GBP	15,727	20,680,200	20,981,686	—	(301,486)
Expiring 01/19/21	HSBC Bank USA, N.A.	GBP	1,936	2,526,000	2,582,732	—	(56,732)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	1,989	2,652,000	2,653,364	—	(1,364)
Canadian Dollar,
Expiring 01/20/21	BNP Paribas S.A.	CAD	3,438	2,578,000	2,648,268	—	(70,268)
Expiring 01/20/21	Citibank, N.A.	CAD	3,347	2,537,000	2,578,092	—	(41,092)
Expiring 01/20/21	Morgan Stanley & Co. International PLC	CAD	3,070	2,339,045	2,364,531	—	(25,486)
Chilean Peso,
Expiring 12/16/20	Citibank, N.A.	CLP	2,195,316	2,898,000	2,882,860	15,140	—
Expiring 12/16/20	HSBC Bank USA, N.A.	CLP	1,807,859	2,348,000	2,374,057	—	(26,057)
Expiring 12/16/20	HSBC Bank USA, N.A.	CLP	1,713,951	2,263,000	2,250,738	12,262	—
Expiring 12/16/20	HSBC Bank USA, N.A.	CLP	1,677,075	2,185,000	2,202,313	—	(17,313)
Expiring 12/16/20	HSBC Bank USA, N.A.	CLP	1,083,296	1,429,000	1,422,570	6,430	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	CLP	1,647,481	2,071,000	2,163,450	—	(92,450)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	CLP	1,165,553	1,490,000	1,530,588	—	(40,588)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	CLP	1,159,037	1,450,000	1,522,032	—	(72,032)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CLP	1,705,449	2,217,000	2,239,574	—	(22,574)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CLP	1,170,019	1,459,000	1,536,453	—	(77,453)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	28,559	$4,294,000	$4,315,253	$—	$(21,253)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	23,331	3,470,000	3,525,187	—	(55,187)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	19,714	2,978,000	2,978,791	—	(791)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	18,869	2,826,000	2,851,047	—	(25,047)
Colombian Peso,
Expiring 12/16/20	BNP Paribas S.A.	COP	19,396,239	5,171,469	5,389,627	—	(218,158)
Expiring 12/16/20	Citibank, N.A.	COP	9,578,959	2,557,731	2,661,702	—	(103,971)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	COP	24,787,233	6,437,156	6,887,621	—	(450,465)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	COP	12,224,627	3,299,851	3,396,853	—	(97,002)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	COP	10,131,094	2,783,000	2,815,124	—	(32,124)
Czech Koruna,
Expiring 01/19/21	Bank of America, N.A.	CZK	106,372	4,594,384	4,837,586	—	(243,202)
Expiring 01/19/21	Barclays Bank PLC	CZK	52,375	2,242,000	2,381,928	—	(139,928)
Expiring 01/19/21	Citibank, N.A.	CZK	46,308	2,086,000	2,106,004	—	(20,004)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CZK	67,176	2,877,000	3,055,042	—	(178,042)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CZK	43,466	1,860,000	1,976,759	—	(116,759)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	CZK	50,225	2,178,000	2,284,139	—	(106,139)
Euro,
Expiring 12/02/20	Citibank, N.A.	EUR	26,277	29,793,639	31,346,071	—	(1,552,432)
Expiring 12/02/20	Citibank, N.A.	EUR	1,500	1,703,555	1,789,357	—	(85,802)
Expiring 01/19/21	BNP Paribas S.A.	EUR	2,478	2,934,000	2,960,680	—	(26,680)
Expiring 01/19/21	BNP Paribas S.A.	EUR	1,737	2,045,000	2,074,988	—	(29,988)
Expiring 01/19/21	BNP Paribas S.A.	EUR	1,088	1,270,000	1,300,117	—	(30,117)
Expiring 01/19/21	Citibank, N.A.	EUR	3,115	3,691,107	3,721,961	—	(30,854)
Expiring 01/19/21	Citibank, N.A.	EUR	998	1,165,691	1,192,286	—	(26,595)
Expiring 01/19/21	HSBC Bank USA, N.A.	EUR	27,741	33,211,872	33,142,614	69,258	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	1,376	1,615,978	1,644,069	—	(28,091)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	700	826,599	836,288	—	(9,689)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	682	$794,184	$814,678	$—	$(20,494)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	122,175	143,789,612	145,962,492	—	(2,172,880)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	2,543	3,013,379	3,038,049	—	(24,670)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	2,114	2,481,216	2,525,184	—	(43,968)
Expiring 01/19/21	UBS AG	EUR	3,278	3,887,698	3,916,510	—	(28,812)
Hungarian Forint,
Expiring 01/19/21	Barclays Bank PLC	HUF	1,221,759	4,003,626	4,062,319	—	(58,693)
Expiring 01/19/21	Barclays Bank PLC	HUF	960,062	3,071,000	3,192,184	—	(121,184)
Expiring 01/19/21	Barclays Bank PLC	HUF	719,618	2,351,000	2,392,711	—	(41,711)
Expiring 01/19/21	Barclays Bank PLC	HUF	438,684	1,443,000	1,458,612	—	(15,612)
Expiring 01/19/21	Citibank, N.A.	HUF	643,501	2,110,000	2,139,627	—	(29,627)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	HUF	681,437	2,240,000	2,265,762	—	(25,762)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	HUF	454,836	1,446,000	1,512,320	—	(66,320)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	HUF	687,260	2,265,000	2,285,123	—	(20,123)
Indian Rupee,
Expiring 12/16/20	BNP Paribas S.A.	INR	159,595	2,162,000	2,152,541	9,459	—
Expiring 12/16/20	Citibank, N.A.	INR	810,902	10,956,649	10,937,087	19,562	—
Expiring 12/16/20	Citibank, N.A.	INR	198,444	2,683,000	2,676,527	6,473	—
Expiring 12/16/20	Goldman Sachs International	INR	209,634	2,844,000	2,827,453	16,547	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	INR	257,764	3,443,000	3,476,603	—	(33,603)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	INR	211,061	2,856,000	2,846,699	9,301	—
Indonesian Rupiah,
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	508,954,638	33,880,618	35,876,300	—	(1,995,682)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	42,643,584	2,991,000	3,005,954	—	(14,954)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	IDR	39,305,786	2,582,000	2,770,672	—	(188,672)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 12/16/20	Citibank, N.A.	ILS	13,550	$3,963,000	$4,096,499	$—	$(133,499)
Expiring 12/16/20	Citibank, N.A.	ILS	9,375	2,734,000	2,834,240	—	(100,240)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	9,462	2,774,000	2,860,653	—	(86,653)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	ILS	8,128	2,354,000	2,457,274	—	(103,274)
Japanese Yen,
Expiring 01/19/21	BNP Paribas S.A.	JPY	276,054	2,648,000	2,646,967	1,033	—
Expiring 01/19/21	Citibank, N.A.	JPY	330,360	3,137,000	3,167,681	—	(30,681)
Expiring 01/19/21	Citibank, N.A.	JPY	128,116	1,228,000	1,228,454	—	(454)
Mexican Peso,
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	26,144	1,274,000	1,291,307	—	(17,307)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	23,779	1,182,000	1,174,501	7,499	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	MXN	22,546	1,064,000	1,113,598	—	(49,598)
New Taiwanese Dollar,
Expiring 12/16/20	BNP Paribas S.A.	TWD	338,205	11,844,000	11,851,004	—	(7,004)
Expiring 12/16/20	Citibank, N.A.	TWD	201,092	7,110,000	7,046,438	63,562	—
Expiring 12/16/20	HSBC Bank USA, N.A.	TWD	70,301	2,478,000	2,463,410	14,590	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	418,652	14,754,000	14,669,924	84,076	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	322,864	11,285,000	11,313,422	—	(28,422)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	312,048	10,835,000	10,934,425	—	(99,425)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	161,803	5,691,000	5,669,717	21,283	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	149,857	5,248,000	5,251,103	—	(3,103)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	130,797	4,601,000	4,583,245	17,755	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	88,194	3,045,000	3,090,387	—	(45,387)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	87,107	3,012,000	3,052,304	—	(40,304)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TWD	78,392	2,757,000	2,746,912	10,088	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	TWD	244,081	$8,569,000	$8,552,808	$16,192	$—
New Zealand Dollar,
Expiring 01/20/21	BNP Paribas S.A.	NZD	3,836	2,548,000	2,689,791	—	(141,791)
Expiring 01/20/21	Citibank, N.A.	NZD	3,943	2,596,000	2,765,122	—	(169,122)
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	NZD	1,235	813,585	866,092	—	(52,507)
Norwegian Krone,
Expiring 01/19/21	Bank of America, N.A.	NOK	23,110	2,517,126	2,598,408	—	(81,282)
Expiring 01/19/21	Citibank, N.A.	NOK	30,273	3,224,000	3,403,798	—	(179,798)
Expiring 01/19/21	Citibank, N.A.	NOK	28,489	3,041,000	3,203,309	—	(162,309)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	23,868	2,545,000	2,683,692	—	(138,692)
Peruvian Nuevo Sol,
Expiring 12/16/20	BNP Paribas S.A.	PEN	11,620	3,209,000	3,221,880	—	(12,880)
Expiring 12/16/20	Citibank, N.A.	PEN	83,701	23,675,763	23,208,514	467,249	—
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PEN	21,995	6,205,503	6,098,865	106,638	—
Philippine Peso,
Expiring 12/16/20	Goldman Sachs International	PHP	136,793	2,826,000	2,840,082	—	(14,082)
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	348,375	7,189,000	7,232,941	—	(43,941)
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	281,007	5,796,000	5,834,267	—	(38,267)
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	275,560	5,671,000	5,721,158	—	(50,158)
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	209,998	4,333,000	4,359,961	—	(26,961)
Expiring 12/16/20	HSBC Bank USA, N.A.	PHP	128,339	2,649,000	2,664,565	—	(15,565)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	558,226	11,437,645	11,589,862	—	(152,217)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	162,433	3,359,000	3,372,425	—	(13,425)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	PHP	139,715	2,891,000	2,900,754	—	(9,754)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PHP	141,975	2,929,000	2,947,681	—	(18,681)
Polish Zloty,
Expiring 01/19/21	HSBC Bank USA, N.A.	PLN	5,593	1,457,000	1,490,791	—	(33,791)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	8,089	2,149,000	2,156,068	—	(7,068)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 12/16/20	Citibank, N.A.	RUB	96,156	$1,266,000	$1,256,960	$9,040	$—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	RUB	61,878	777,000	808,870	—	(31,870)
Singapore Dollar,
Expiring 12/16/20	BNP Paribas S.A.	SGD	4,004	2,935,000	2,985,711	—	(50,711)
Expiring 12/16/20	Citibank, N.A.	SGD	4,116	3,064,000	3,069,130	—	(5,130)
Expiring 12/16/20	Citibank, N.A.	SGD	3,896	2,860,000	2,905,091	—	(45,091)
Expiring 12/16/20	Goldman Sachs International	SGD	3,507	2,572,000	2,615,108	—	(43,108)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,893	3,549,000	3,648,492	—	(99,492)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,863	3,553,000	3,626,045	—	(73,045)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,837	3,558,000	3,606,741	—	(48,741)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,835	3,518,000	3,604,819	—	(86,819)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,809	3,491,000	3,585,609	—	(94,609)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,739	3,467,000	3,533,870	—	(66,870)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	SGD	4,522	3,317,000	3,371,962	—	(54,962)
South African Rand,
Expiring 12/17/20	Citibank, N.A.	ZAR	23,389	1,430,000	1,506,763	—	(76,763)
Expiring 12/17/20	Goldman Sachs International	ZAR	46,194	2,952,000	2,975,946	—	(23,946)
Expiring 12/17/20	JPMorgan Chase Bank, N.A.	ZAR	23,674	1,548,000	1,525,139	22,861	—
South Korean Won,
Expiring 12/16/20	Citibank, N.A.	KRW	2,816,273	2,376,000	2,540,387	—	(164,387)
Expiring 12/16/20	Credit Suisse International	KRW	3,257,579	2,891,000	2,938,462	—	(47,462)
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	4,086,453	3,609,000	3,686,138	—	(77,138)
Expiring 12/16/20	HSBC Bank USA, N.A.	KRW	3,649,740	3,204,000	3,292,207	—	(88,207)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	3,650,708	3,135,000	3,293,079	—	(158,079)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	3,269,293	2,876,000	2,949,028	—	(73,028)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	3,176,067	$2,802,000	$2,864,935	$—	$(62,935)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	2,297,599	2,022,000	2,072,523	—	(50,523)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	1,624,728	1,375,000	1,465,567	—	(90,567)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	KRW	1,525,254	1,343,540	1,375,838	—	(32,298)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	KRW	3,394,352	2,990,460	3,061,836	—	(71,376)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	KRW	2,699,311	2,318,000	2,434,883	—	(116,883)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	KRW	2,345,218	2,067,000	2,115,477	—	(48,477)
Swedish Krona,
Expiring 01/19/21	Citibank, N.A.	SEK	28,680	3,247,000	3,347,638	—	(100,638)
Expiring 01/19/21	Citibank, N.A.	SEK	17,878	2,078,000	2,086,750	—	(8,750)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	SEK	27,571	3,121,000	3,218,151	—	(97,151)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	SEK	16,554	1,885,000	1,932,199	—	(47,199)
Swiss Franc,
Expiring 01/19/21	BNP Paribas S.A.	CHF	3,917	4,335,000	4,318,988	16,012	—
Expiring 01/19/21	Citibank, N.A.	CHF	20,805	22,822,834	22,938,352	—	(115,518)
Expiring 01/19/21	Citibank, N.A.	CHF	4,228	4,675,000	4,661,408	13,592	—
Expiring 01/19/21	Citibank, N.A.	CHF	3,000	3,274,000	3,307,394	—	(33,394)
Expiring 01/19/21	Citibank, N.A.	CHF	2,748	3,016,000	3,029,995	—	(13,995)
Thai Baht,
Expiring 12/16/20	Citibank, N.A.	THB	109,863	3,537,000	3,631,414	—	(94,414)
Expiring 12/16/20	Citibank, N.A.	THB	106,552	3,353,000	3,521,968	—	(168,968)
Expiring 12/16/20	Citibank, N.A.	THB	84,923	2,710,000	2,807,062	—	(97,062)
Expiring 12/16/20	Citibank, N.A.	THB	65,539	2,102,000	2,166,343	—	(64,343)
Expiring 12/16/20	Goldman Sachs International	THB	62,375	1,989,000	2,061,750	—	(72,750)
Expiring 12/16/20	HSBC Bank USA, N.A.	THB	88,173	2,905,000	2,914,464	—	(9,464)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	235,441	7,437,000	7,782,274	—	(345,274)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	115,238	3,630,000	3,809,087	—	(179,087)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Forward foreign currency exchange contracts outstanding at November 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	112,490	$3,545,000	$3,718,253	$—	$(173,253)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	105,998	3,341,000	3,503,676	—	(162,676)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	THB	72,846	2,329,000	2,407,874	—	(78,874)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	THB	115,697	3,792,000	3,824,246	—	(32,246)
Turkish Lira,
Expiring 12/16/20	Barclays Bank PLC	TRY	23,999	3,109,000	3,051,154	57,846	—
Expiring 12/16/20	Barclays Bank PLC	TRY	23,142	3,010,207	2,942,220	67,987	—
Expiring 12/16/20	Barclays Bank PLC	TRY	23,142	2,974,610	2,942,220	32,390	—
Expiring 12/16/20	Barclays Bank PLC	TRY	20,855	2,720,809	2,651,403	69,406	—
Expiring 12/16/20	Barclays Bank PLC	TRY	18,880	2,374,000	2,400,343	—	(26,343)
Expiring 12/16/20	Barclays Bank PLC	TRY	18,207	2,335,000	2,314,799	20,201	—
Expiring 12/16/20	Barclays Bank PLC	TRY	17,293	2,260,263	2,198,582	61,681	—
Expiring 12/16/20	Barclays Bank PLC	TRY	15,746	2,040,000	2,001,914	38,086	—
Expiring 12/16/20	Barclays Bank PLC	TRY	15,217	1,886,000	1,934,641	—	(48,641)
Expiring 12/16/20	JPMorgan Chase Bank, N.A.	TRY	24,663	3,142,950	3,135,498	7,452	—
				$857,384,091	$872,046,745	1,403,251	(16,065,905)
						$16,306,822	$(16,638,469)
Credit default swap agreements outstanding at November 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	12/21/20	1.000%(M)	418	1.000%	$383	$—	$383	Goldman Sachs International
Alcentra CLO	12/21/20	0.500%(M)	325	0.500%	149	—	149	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
AMMC CLO Ltd.	12/21/20	0.500%(M)	41	0.500%	$19	$—	$19	Goldman Sachs International
Angelogordon CLO	12/21/20	0.500%(M)	81	*	37	—	37	Goldman Sachs International
AXA CLO	12/21/20	1.000%(M)	365	*	335	—	335	Goldman Sachs International
Bain CLO	12/21/20	0.500%(M)	2,221	0.500%	1,018	—	1,018	Goldman Sachs International
Bain CLO	12/21/20	0.500%(M)	1,632	*	748	—	748	Goldman Sachs International
Bank 2018-BN14	12/30/20	1.250%(M)	1,998	*	69	—	69	Goldman Sachs International
Bardin Hill CLO	12/21/20	0.500%(M)	3,160	0.500%	1,448	—	1,448	Goldman Sachs International
Bardin Hill CLO	12/21/20	1.000%(M)	307	1.000%	281	—	281	Goldman Sachs International
Barings CLO	12/21/20	1.000%(M)	492	*	451	—	451	Goldman Sachs International
Benchmark Mortgage Trust	12/30/20	1.250%(M)	938	*	33	—	33	Goldman Sachs International
Black Diamond CLO	12/21/20	1.000%(M)	248	*	227	—	227	Goldman Sachs International
BlueMountain CLO	12/21/20	1.000%(M)	1,621	*	1,486	—	1,486	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
BlueMountain CLO	12/21/20	1.000%(M)	523	*	$480	$—	$480	Goldman Sachs International
BlueMountain CLO	12/21/20	0.500%(M)	163	0.500%	75	—	75	Goldman Sachs International
Canyon CLO	12/21/20	0.500%(M)	269	0.500%	123	—	123	Goldman Sachs International
Carlson CLO	12/21/20	1.000%(M)	326	1.000%	299	—	299	Goldman Sachs International
Carlyle CLO	12/21/20	0.500%(M)	776	0.500%	356	—	356	Goldman Sachs International
Carlyle CLO	12/21/20	1.000%(M)	109	1.000%	100	—	100	Goldman Sachs International
COMM Mortgage Trust	12/30/20	1.250%(M)	781	*	27	—	27	Goldman Sachs International
COMM Mortgage Trust	12/30/20	1.250%(M)	536	*	19	—	19	Goldman Sachs International
Covenant	12/21/20	0.500%(M)	208	0.500%	95	—	95	Goldman Sachs International
Crescent CLO	12/21/20	1.000%(M)	487	1.000%	446	—	446	Goldman Sachs International
CSAM CLO	12/21/20	1.000%(M)	2,172	*	1,991	—	1,991	Goldman Sachs International
CSAM CLO	12/21/20	0.500%(M)	900	0.500%	412	—	412	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
CSAM CLO	12/21/20	1.000%(M)	58	*	$53	$—	$53	Goldman Sachs International
DFG CLO	12/21/20	0.500%(M)	1,010	0.500%	463	—	463	Goldman Sachs International
DoubleLine	12/21/20	0.500%(M)	163	0.500%	75	—	75	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	972	1.000%	891	—	891	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	727	1.000%	667	—	667	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	412	1.000%	378	—	378	Goldman Sachs International
First Franklin Home Equity	12/30/20	1.250%(M)	1,904	*	66	—	66	Goldman Sachs International
Fort Washington CLO	12/21/20	1.000%(M)	417	1.000%	383	—	383	Goldman Sachs International
GSAMP Home Equity	12/30/20	1.250%(M)	1,809	*	63	—	63	Goldman Sachs International
GSRPM Mortgage Loan Trust	12/30/20	1.250%(M)	776	*	27	—	27	Goldman Sachs International
HPS CLO	12/21/20	0.500%(M)	81	0.500%	37	—	37	Goldman Sachs International
ICG CLO	12/21/20	0.500%(M)	1,244	0.500%	570	—	570	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Jefferies CLO	12/21/20	1.000%(M)	1,163	*	$1,066	$—	$1,066	Goldman Sachs International
LCM CLO	12/21/20	1.000%(M)	216	*	198	—	198	Goldman Sachs International
Loomis Sayles & Company LP	12/21/20	0.500%(M)	97	*	9	—	9	Goldman Sachs International
Marathon Bancorp	12/21/20	0.500%(M)	144	0.500%	66	—	66	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	722	1.000%	662	—	662	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	316	1.000%	289	—	289	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	217	1.000%	199	—	199	Goldman Sachs International
MJX CLO	12/21/20	0.500%(M)	103	0.500%	47	—	47	Goldman Sachs International
Morgan Stanley Capital I Trust	12/30/20	1.250%(M)	445	*	15	—	15	Goldman Sachs International
Neuberger Berman CLO Ltd.	12/21/20	0.500%(M)	727	0.500%	333	—	333	Goldman Sachs International
Och-Ziff CLO	12/21/20	1.000%(M)	1,706	1.000%	1,563	—	1,563	Goldman Sachs International
Och-Ziff CLO	12/21/20	1.000%(M)	771	1.000%	707	—	707	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Octagon CLO	12/21/20	0.500%(M)	6,110	0.500%	$2,800	$—	$2,800	Goldman Sachs International
ONEX CLO	12/21/20	0.500%(M)	1,753	0.500%	804	—	804	Goldman Sachs International
Palmer Square CLO	12/21/20	1.000%(M)	121	1.000%	111	—	111	Goldman Sachs International
Par-Four	12/21/20	0.500%(M)	2,290	0.500%	1,049	—	1,049	Goldman Sachs International
Pinebridge CLO	12/21/20	0.500%(M)	131	0.500%	60	—	60	Goldman Sachs International
Pretium	12/21/20	0.500%(M)	9,853	0.500%	4,516	—	4,516	Goldman Sachs International
Providence CLO	12/21/20	1.000%(M)	356	1.000%	326	—	326	Goldman Sachs International
Providence CLO	12/21/20	1.000%(M)	278	1.000%	255	—	255	Goldman Sachs International
Saratoga CLO	12/21/20	0.500%(M)	6,429	0.500%	2,946	—	2,946	Goldman Sachs International
Saratoga CLO	12/21/20	1.000%(M)	747	*	685	—	685	Goldman Sachs International
Shenkman Capital	12/21/20	0.500%(M)	82	0.500%	37	—	37	Goldman Sachs International
Sound Point CLO	12/21/20	1.000%(M)	577	*	529	—	529	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sound Point CLO	12/21/20	0.500%(M)	196	*	$90	$—	$90	Goldman Sachs International
Sound Point CLO Ltd.	12/21/20	1.000%(M)	621	*	569	—	569	Goldman Sachs International
Sound Point CLO Ltd.	12/21/20	1.000%(M)	448	1.000%	411	—	411	Goldman Sachs International
Symphony CLO	12/21/20	0.500%(M)	2,259	*	1,035	—	1,035	Goldman Sachs International
Symphony CLO	12/21/20	1.000%(M)	595	1.000%	545	—	545	Goldman Sachs International
TCW CLO	12/21/20	0.500%(M)	492	0.500%	226	—	226	Goldman Sachs International
THL CLO	12/21/20	1.000%(M)	1,078	1.000%	988	—	988	Goldman Sachs International
THL CLO	12/21/20	0.500%(M)	326	0.500%	150	—	150	Goldman Sachs International
THL CLO	12/21/20	0.500%(M)	193	*	88	—	88	Goldman Sachs International
TIAA CLO	12/21/20	1.000%(M)	177	*	162	—	162	Goldman Sachs International
Trimaran CLO	12/21/20	1.000%(M)	1,066	*	977	—	977	Goldman Sachs International
Trimaran CLO	12/21/20	1.000%(M)	510	1.000%	467	—	467	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Trinitas CLO	12/21/20	0.500%(M)	408	*	$187	$—	$187	Goldman Sachs International
Voya CLO	12/21/20	0.500%(M)	1,860	0.500%	852	—	852	Goldman Sachs International
Wamco	12/21/20	0.500%(M)	178	0.500%	81	—	81	Goldman Sachs International
Wellfleet CLO	12/21/20	0.500%(M)	83	0.500%	38	—	38	Goldman Sachs International
					$40,918	$—	$40,918

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$(2,309)	$(1,298)	$(1,011)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	35	(619)	115	(734)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(531)	244	(775)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(177)	90	(267)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(177)	84	(261)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(178)	30	(208)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(89)	16	(105)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(42,006)	1,767	(43,773)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	(3,047)	1,028	(4,075)	Citibank, N.A.
				$(49,133)	$2,076	$(51,209)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	0.943%	$8,057	$17,738	$(9,681)	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	30	1.133%	(138)	(3,977)	3,839	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.237%	2,159	795	1,364	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	4.203%	(41,524)	(26,708)	(14,816)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	4.203%	(1,887)	(722)	(1,165)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	4.203%	(1,888)	(851)	(1,037)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.203%	(755)	(287)	(468)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.203%	(755)	(348)	(407)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	4.203%	(755)	(342)	(413)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	4.203%	(377)	(144)	(233)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	4.531%	(264,622)	(156,397)	(108,225)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	4.665%	(23,743)	(13,771)	(9,972)	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	0.560%	2,661	(1,175)	3,836	Citibank, N.A.
					$(323,567)	$(186,189)	$(137,378)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.34.V9	06/20/25	5.000%(Q)	34,137	2.907%	$(947,124)	$3,318,402	$4,265,526
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	103,705	3.038%	8,156,285	10,298,380	2,142,095
					$7,209,161	$13,616,782	$6,407,621

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^	12/20/20	0.000%	10,477	*	$(93)	$(318)	$225	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(Q)	5,000	*	4,328	83,144	(78,816)	Morgan Stanley & Co. International PLC
					$4,235	$82,826	$(78,591)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at November 30, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
539	3 Month LIBOR(Q)	EUR	500	(2.16)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(59,727)	$—	$(59,727)
Interest rate swap agreements outstanding at November 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(42)	$276,947	$276,989
BRL	30,765	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	2,688	2,688
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	48,558	48,558
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	56,339	56,339
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	—	(180,186)	(180,186)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	20,073	20,073
CNH	8,860	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(28)	9,578	9,606
CNH	30,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(73)	31,231	31,304

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Interest rate swap agreements outstanding at November 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	28,600	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(16)	$36,554	$36,570
CNH	31,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	23,429	23,444
CNH	70,650	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(44)	(81,488)	(81,444)
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	115,605	115,605
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	139,324	139,324
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	107,509	107,509
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	75,881	75,881
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	109,540	109,540
GBP	1,280	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(9,325)	(7,441)	1,884
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(67,023)	(24,546)
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	(269,499)	(6,902)
GBP	4,035	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(254,732)	(300,899)	(46,167)
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(20,360)	(20,360)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(149,549)	(303,296)	(153,747)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(5,623)	(25,287)	(19,664)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	10,717	10,717
HUF	2,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	176,236	176,236
HUF	730,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	96,183	96,183
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	167,256	167,256

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Interest rate swap agreements outstanding at November 30, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	$—	$(409,883)	$(409,883)
ZAR	191,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(6,222)	(124,240)	(118,018)
ZAR	12,000	08/03/25	5.075%(Q)	3 Month JIBAR(1)(Q)	82	(3,024)	(3,106)
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,061)	176,013	178,074
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(19,325)	238,422	257,747
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	958	172,627	171,669
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(329)	216,407	216,736
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(227)	150,568	150,795
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	307,173	307,173
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(155)	91,191	91,346
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(69)	149,866	149,935
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(714)	448,124	448,838
ZAR	17,300	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,012)	46,761	47,773
ZAR	114,900	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,177)	166,543	169,720
ZAR	7,100	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(110)	8,119	8,229
					$(756,882)	$1,882,836	$2,639,718

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).